STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 1) (USD $)	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended																																									9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		9 Months Ended
	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2012 Warrant One [Member]	Dec. 31, 2011 Warrant One [Member]	Sep. 30, 2012 Warrant Two [Member]	Dec. 31, 2011 Warrant Two [Member]	Sep. 30, 2012 Warrant Three [Member]	Dec. 31, 2011 Warrant Three [Member]	Sep. 30, 2012 Warrant Four [Member]	Dec. 31, 2011 Warrant Four [Member]	Sep. 30, 2012 Warrant Five [Member]	Dec. 31, 2011 Warrant Five [Member]	Sep. 30, 2012 Warrant Six [Member]	Dec. 31, 2011 Warrant Six [Member]	Sep. 30, 2012 Warrant Seven [Member]	Dec. 31, 2011 Warrant Seven [Member]	Sep. 30, 2012 Warrant Eight [Member]	Dec. 31, 2011 Warrant Eight [Member]	Sep. 30, 2012 Warrant Nine [Member]	Dec. 31, 2011 Warrant Nine [Member]	Sep. 30, 2012 Warrant Ten [Member]	Dec. 31, 2011 Warrant Ten [Member]	Sep. 30, 2012 Warrant Eleven [Member]	Dec. 31, 2011 Warrant Eleven [Member]	Sep. 30, 2012 Warrant Twelve [Member]	Dec. 31, 2011 Warrant Twelve [Member]	Sep. 30, 2012 Warrant Thirteen [Member]	Dec. 31, 2011 Warrant Thirteen [Member]	Sep. 30, 2012 Warrant Fourteen [Member]	Dec. 31, 2011 Warrant Fourteen [Member]	Sep. 30, 2012 Warrant Fifteen [Member]	Dec. 31, 2011 Warrant Fifteen [Member]	Sep. 30, 2012 Warrant [Member]		Jun. 30, 2012 Warrant [Member]		Mar. 31, 2012 Warrant [Member]		Dec. 31, 2011 Warrant [Member]		Dec. 31, 2010 Warrant [Member]		Dec. 31, 2009 Warrant [Member]		Dec. 31, 2008 Warrant [Member]		Dec. 31, 2007 Warrant [Member]		Dec. 31, 2006 Warrant [Member]		Dec. 31, 2005 Warrant [Member]		Sep. 30, 2012 Stock Option [Member]		Jun. 30, 2012 Stock Option [Member]		Mar. 31, 2012 Stock Option [Member]		Dec. 31, 2011 Stock Option [Member]		Dec. 31, 2010 Stock Option [Member]		Dec. 31, 2009 Stock Option [Member]		Dec. 31, 2008 Stock Option [Member]		Dec. 31, 2007 Stock Option [Member]		Dec. 31, 2006 Stock Option [Member]		Dec. 31, 2005 Stock Option [Member]		Sep. 30, 2012 Stock Options One [Member]	Dec. 31, 2011 Stock Options One [Member]	Sep. 30, 2012 Stock Options Two [Member]	Dec. 31, 2011 Stock Options Two [Member]	Sep. 30, 2012 Stock Options Three [Member]	Dec. 31, 2011 Stock Options Three [Member]	Sep. 30, 2012 Stock Options Four [Member]	Dec. 31, 2011 Stock Options Four [Member]	Sep. 30, 2012 Stock Options Five [Member]	Dec. 31, 2011 Stock Options Five [Member]	Sep. 30, 2012 Stock Options Six [Member]	Dec. 31, 2011 Stock Options Six [Member]	Sep. 30, 2012 Stock Options Seven [Member]
Range of Exercise Prices			$ 0.01	$ 0.01	$ 0.02	$ 0.02	$ 0.075	$ 0.075	$ 0.1	$ 0.10	$ 0.12	$ 0.12	$ 0.13	$ 0.13	$ 0.15	$ 0.15	$ 0.16	$ 0.16	$ 0.17	$ 0.17	$ 0.18	$ 0.18	$ 0.2	$ 0.20	$ 0.25	$ 0.25	$ 0.35	$ 0.35	$ 0.46	$ 0.46	$ 0.65	$ 0.65	$ 0.17	[1]	$ 0.19	[1]	$ 0.21	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]	$ 2.62	[1]	$ 0.09	[1]	$ 0.13	[1]	$ 0.12	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]	$ 1.67	[1]	$ 0.01	$ 0.01	$ 0.15	$ 0.15	$ 0.35	$ 0.35	$ 0.5	$ 0.50	$ 1.67	$ 1.67	$ 0.07		$ 0.08
Shares		13,470,539	200,000	35,913	71,826	71,826	8,657,746	4,657,745	3,128,572	2,328,572	500,000	500,000	631,429	631,429	8,455,427	5,333,334	500,000	500,000	1,882,353	1,882,353	200,000	200,000	2,532,739	2,445,239	1,375,000	1,375,000	350,000	998,597	2,685,748	4,028,606	609,550	1,729,550	31,780,390	[1]	27,752,439	[1]	26,321,154	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]	13,470,539	[1]	4,656,253	[1]	5,414,895	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]	1,785,268	2,926,626	1,360,000	2,060,000	775,000	775,000	30,000	30,000	5,985	5,985	214,286	2,383,334	9,300,000
Weighted Average Remaining Life	2 years 6 months		3 years 2 months 8 days	3 years 11 months 8 days	1 year 8 months 12 days	2 years 5 months 12 days	1 year 7 months 2 days	2 years 6 months 7 days	1 year 6 months 29 days	1 year 11 months 5 days	1 year 6 months 29 days	2 years 3 months 29 days	1 year 7 months 20 days	1 year 9 months 11 days	4 years 3 months 18 days	2 years 1 month 28 days	1 year 6 months 7 days	2 years 3 months 7 days	1 year 6 months 7 days	2 years 3 months 7 days	1 year 4 months 10 days	2 years 1 month 10 days	1 year 3 months 29 days	2 years 0 months 18 days	1 year 11 months 26 days	2 years 8 months 26 days	0 years 4 months 10 days	0 years 5 months 26 days	0 years 7 months 6 days	0 years 11 months 12 days	0 years 5 months 1 day	0 years 7 months 28 days																																									3 years 1 month 17 days	8 years 11 months 19 days	2 years 5 months 16 days	8 years 7 months 6 days	0 years 7 months 13 days	1 year 6 months 18 days	0 years 1 month 13 days	0 years 10 months 13 days	0 years 1 month 13 days	0 years 10 months 13 days	9 years 11 months 8 days		9 years 10 months 17 days

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.